UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.0%‡
	Shares	Value

CONSUMER DISCRETIONARY — 10.1%
Brown Shoe	6,929	$196,714
Citi Trends*	12,574	287,819
Harte-Hanks	22,632	164,535
MDC Partners, Cl A	11,299	270,046
Stoneridge*	29,237	368,971

		1,288,085

ENERGY — 3.8%
Sanchez Energy*	19,744	219,948
World Fuel Services	5,491	268,894

		488,842

FINANCIALS — 27.0%
Agree Realty REIT	11,192	387,691
Ameris Bancorp	10,362	250,035
CatchMark Timber Trust, Cl A REIT	19,351	222,730
Customers Bancorp*	17,278	339,513
First NBC Bank Holding*	6,599	204,305
Kennedy-Wilson Holdings	13,582	361,145
Marlin Business Services	8,978	144,097
National General Holdings	20,814	374,028
Radian Group	17,719	279,251
Renasant	14,251	372,806
Talmer Bancorp, Cl A	24,916	336,864
TriState Capital Holdings*	19,147	181,131

		3,453,596

HEALTH CARE — 20.3%
Aerie Pharmaceuticals*	5,195	145,252
AtriCure*	21,649	429,516
ExamWorks Group*	9,482	350,455
K2M Group Holdings*	8,543	161,463
Keryx Biopharmaceuticals*	15,125	183,920
LDR Holding*	11,664	390,394
Novavax*	55,720	435,173
Supernus Pharmaceuticals*	32,336	274,856

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Synergetics USA*	18,494	$88,771
Teleflex	1,231	134,869

		2,594,669

INDUSTRIALS — 7.7%
GenCorp*	16,310	274,008
Matthews International, Cl A	2,696	124,906
NN	10,360	238,798
Roadrunner Transportation Systems*	7,651	155,468
Viad	7,090	191,288

		984,468

INFORMATION TECHNOLOGY — 15.3%
Atmel*	22,427	186,817
Calix*	30,724	294,950
Diebold	11,824	368,909
Intersil, Cl A	11,682	167,170
Microsemi*	11,219	312,561
PDF Solutions*	1,995	33,157
ShoreTel*	54,476	385,690
Verint Systems*	3,719	198,520

		1,947,774

MATERIALS — 8.3%
Ferro*	20,502	228,187
Headwaters*	26,663	375,415
Innophos Holdings	3,074	183,026
Sensient Technologies	4,378	267,058

		1,053,686

UTILITIES — 1.5%
SJW	5,663	191,240

TOTAL COMMON STOCK (Cost $12,064,191)		12,002,360

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
JANUARY 31, 2015 (Unaudited)

EXCHANGE TRADED FUND — 1.2%

	Shares	Value

iShares Russell 2000 Value ETF (Cost $154,360)	1,550	$150,893

CASH EQUIVALENT — 4.1%

SEI Daily Income Trust Money Market Fund, Cl A, 0.010% (A) (Cost $524,851)	524,851	524,851

TOTAL INVESTMENTS — 99.3% (Cost $12,743,402)†		$12,678,104

Percentages are based on Net Assets of $12,767,364.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2015.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	At January 31, 2015, the tax basis cost of the Fund’s investments was $12,743,402, and the unrealized appreciation and depreciation were $330,641 and $(395,939) respectively.
Cl —	Class
ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

As of January 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2015, there have been no transfers between Levels or Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NPC-QH-001-0200

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.5%‡
	Shares	Value

CONSUMER DISCRETIONARY — 6.8%
Bed Bath & Beyond*	2,308	$172,569
General Motors	3,386	110,451
Kohl’s	3,180	189,910
Lear	1,444	144,905
Macy’s	2,815	179,822
Time Warner	2,842	221,477
Whirlpool	808	160,857
Wyndham Worldwide	1,177	98,621

		1,278,612

CONSUMER STAPLES — 7.9%
Altria Group	3,094	164,291
CVS Health	3,703	363,487
Kimberly-Clark	1,221	131,819
Kroger	4,160	287,248
Procter & Gamble	3,715	313,138
Tyson Foods, Cl A	5,762	224,948

		1,484,931

ENERGY — 11.4%
Chevron	3,992	409,300
Exxon Mobil	9,027	789,140
Marathon Petroleum	2,072	191,847
Phillips 66	3,251	228,610
Valero Energy	5,068	267,996
World Fuel Services	5,196	254,448

		2,141,341

FINANCIALS — 28.1%
American International Group	4,537	221,723
Assurant	2,582	163,983
Bank of America	21,459	325,104
Berkshire Hathaway, Cl B*	3,736	537,648
Capital One Financial	1,806	132,217
Citigroup	3,586	168,362
Extra Space Storage REIT	4,132	272,712

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Goldman Sachs Group	1,963	$338,441
Highwoods Properties REIT	4,649	218,503
JPMorgan Chase	10,656	579,473
Lincoln National	4,969	248,351
MetLife	3,715	172,747
Morgan Stanley	6,710	226,865
PNC Financial Services Group	1,533	129,600
Radian Group	13,681	215,613
Simon Property Group REIT	1,335	265,211
Springleaf Holdings, Cl A*	4,216	133,226
Starwood Property Trust REIT	10,759	257,463
Two Harbors Investment REIT	23,535	242,881
Wells Fargo	8,827	458,298

		5,308,421

HEALTH CARE — 13.9%
Anthem	2,085	281,392
Cigna	3,180	339,719
Eli Lilly	4,976	358,272
Gilead Sciences*	2,411	252,745
Johnson & Johnson	3,403	340,777
Merck	5,355	322,799
Pfizer	7,725	241,406
St. Jude Medical	2,098	138,195
Thermo Fisher Scientific	1,689	211,480
UnitedHealth Group	1,247	132,494

		2,619,279

INDUSTRIALS — 9.9%
AGCO	3,472	150,476
Caterpillar	1,711	136,829
Delta Air Lines	5,082	240,430
FedEx	1,329	224,747
General Dynamics	1,594	212,337
General Electric	19,307	461,244
Huntington Ingalls Industries	1,148	133,857
L-3 Communications Holdings, Cl 3	1,068	131,492

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
United Rentals*	2,165	$179,370

		1,870,782

INFORMATION TECHNOLOGY — 10.3%
Apple	2,201	257,869
Cisco Systems	7,905	208,415
Hewlett-Packard	8,528	308,117
Intel	10,678	352,801
Micron Technology*	6,472	189,403
Microsoft	7,797	314,999
Skyworks Solutions	3,739	310,524

		1,942,128

MATERIALS — 2.5%
Cabot	4,527	191,990
Dow Chemical	2,690	121,481
Reliance Steel & Aluminum	3,149	164,913

		478,384

TELECOMMUNICATION SERVICES — 1.9%
AT&T	3,389	111,566
CenturyLink	6,773	251,752

		363,318

UTILITIES — 6.8%
AES	13,488	164,823
Entergy	2,159	188,934
Exelon	6,779	244,315
PG&E	4,706	276,760
PPL	5,513	195,712
Public Service Enterprise Group	4,763	203,285

		1,273,829

TOTAL COMMON STOCK (Cost $19,069,894)		18,761,025

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
JANUARY 31, 2015 (Unaudited)

EXCHANGE TRADED FUND — 0.5%

	Shares	Value

iShares Russell 1000 Value ETF (Cost $99,194)	1,000	$100,280

CASH EQUIVALENT — 0.4%

SEI Daily Income Trust Money Market Fund, Cl A, 0.010% (A) (Cost $73,977)	73,977	73,977

TOTAL INVESTMENTS — 100.4% (Cost $19,243,065)†		$18,935,282

Percentages are based on Net Assets of $18,855,720.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2015.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	At January 31, 2015, the tax basis cost of the Fund’s investments was $19,243,065, and the unrealized appreciation and depreciation were $395,997 and $(703,780) respectively.
Cl —	Class
ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

As of January 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2015, there have been no transfers between Levels or Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NPC-QH-002-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015